OTHER ASSETS	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

13. OTHER ASSETS

Other assets consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Long-term prepayment	3,037	3,140
Total	3,037	3,140

Long-term prepayment of US$3.04 million were mainly attributable to the advances paid to FAW Jilin’s suppliers for molds and tool manufacturing of car body and vehicle parts. These expenditures will be capitalized as property, plant and equipment after molds and tools reach the working condition for its intended use.